RELATED PARTY TRANSACTIONS - Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 1	€ 3	€ 3
Amounts affecting cost of sales	(68)	(85)	(80)
Amounts affecting operating expenses	(10)	(14)	(16)
Total net amount affecting the consolidated income statement	(77)	(96)	€ (93)
Amounts due from	3	6
Amounts payable	€ 16	€ 25